Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,091	$ 12,605	$ 8,554
Accounts receivable	38	39
Prepaid expenses	84	124	126
Deposits	82	2,361	3,074
Other current assets		39	0
Total current assets	10,295	15,129	11,754
Non-current assets:
Property, plant and equipment, net	64	71	106
Other assets	0	22	2,195
Total non-current assets	64	93	2,301
Assets held for sale	24	432	236,368
Total assets	10,383	15,654	250,423
Current liabilities:
Accounts payable	33	50	27
Current portion of long-term debt		0	4
Other current liabilities	102	4,262	132
Total current liabilities	135	4,312	163
Non-current liabilities:
Long-term debt, net of current portion		0	6
Total non-current liabilities		0	6
Liabilities held for sale	0	289	195,144
Total liabilities	135	4,601	195,313
Commitments and contingencies
Equity
Preferred stock, $0.01 par value; 5,000,000 shares authorized and no shares outstanding at December 31, 2013 and December 31, 2012	0	0	0
Common Stock Value	54	54	54
Less common stock held in treasury, at cost, 40,481 shares at December 31, 2013 and December 31, 2012	(4,316)	(4,316)	(4,316)
Additional paid-in capital	191,197	191,197	189,604
Accumulated deficit	(169,039)	(168,328)	(129,120)
Total BioFuel Energy Corp. stockholders' equity	17,904	18,615	56,230
Noncontrolling interest	(7,656)	(7,562)	(1,120)
Total equity	10,248	11,053	55,110
Total liabilities and equity	10,383	15,654	250,423
Common Class B [Member]
Equity
Common Stock Value	$ 8	$ 8	$ 8